FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:  Wayne A. Grover

Reporting Manager:  Ronald Juvonen

Name:  Ronald Juvonen

Title:  Managing Member

Phone:  (610) 925-3480

Signature, Place, and Date of Signing:

/s/Wayne A. Grover
--------------------------

Kennett Square, PA
--------------------------

December 31, 2002
--------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:      $416,436 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTAFF INC               COM        007094105    17928.0     2988000  SH          SOLE                   2988000
CENTURA SOFTWARE INC          COM        15640W103        0.021     30000  SH          SOLE                     30000
CARMAX, INC.                  COM        143130102    88788.5     4965800  SH          SOLE                   4965800
CSG SYS INTL INC              COM        126349109    40366.5     2957255  SH          SOLE                   2957255
CURAGEN CORP.                 COM        23126R101      418.5       90000  SH          SOLE                     90000
CYMER, INC.                   COM        232572107    20672.3      641000  SH          SOLE                    641000
CYTYC CORP.                   COM        232946103     9345.2      916200  SH          SOLE                    916200
DIAMOND TECHNOLOGY PARTNERS   COM        25278P106     7482.9     2383100  SH          SOLE                   2383100
EGL INC.                      COM        268484102    36130.2     2535450  SH          SOLE                   2535450
EGGHEAD.COM INC               COM        282330109        0.022     11300  SH          SOLE                     11300
GENTEX CORP                   COM        371901109    38486.9     1216400  SH          SOLE                   1216400
GRUPO TMM S A DE CV           ADR        893868307      154.5       30000  SH          SOLE                     30000
HOTEL RESERVATIONS NETWORK    COM        44147T108     5484.9      100400  SH          SOLE                    100400
INVESTMENT TECH GRP INC       COM        461450108    40502.9     1811399  SH          SOLE                   1811399
J JILL GROUP IMC              COM        466189107    13933.9      996700  SH          SOLE                    996700
MERCATOR SOFTWARE INC         COM        587587106      779.4      803500  SH          SOLE                    803500
NEWPARK RESOURCES INC         COM        651718504     2791.4      641700  SH          SOLE                    641700
OAKLEY, INC.                  COM        673662102    16930.1     1648500  SH          SOLE                   1648500
POWER INTEGRATIONS INC        COM        739276103    29823.1     1754300  SH          SOLE                   1754300
QUICKRESPONSE SERVICES INC    COM        74726X105     6456.2      978216  SH          SOLE                    978216
SPECTRALINK CORP              COM        847580107    16530.9     2305250  SH          SOLE                   2305250
TRAVIS BOATS & MOTORS INC     COM        894363100      586.1      586100  SH          SOLE                    586100
VASTERA INC                   COM        92239N109    22843.6     4042400  SH          SOLE                   4042400